Frank Funds

Frank Value Fund

Leigh Baldwin Total Return Fund

Incorporated herein by reference is the definitive version of the prospectus for the Frank Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 6, 2015 (SEC Accession No. 0001162044-15-001126 ).